FINANCIAL LIABILITIES AT FVTPL - Redemption Rights (Details) - $ / shares		1 Months Ended	12 Months Ended
	May 20, 2019	Jun. 30, 2018	Dec. 31, 2023
FINANCIAL LIABILITIES AT FVTPL
Threshold period to make remedy after the occurrence of material breach			30 days
Par value per share			$ 0.0001
Minimum period for qualified IPO			2 years
Series C Investors and Series D Investors
FINANCIAL LIABILITIES AT FVTPL
Return on investment (as a percent)			100.00%
Interest rate on investment per annum			10.00%
Next Equity Financing Warrant | Series B Investors
FINANCIAL LIABILITIES AT FVTPL
Par value per share		$ 0.0001
Warrants exercise price as a percent		$ 95
Series B Preferred Shares | CEHKL
FINANCIAL LIABILITIES AT FVTPL
Number of Shares issued upon exercise of warrants.	100,000